Financial Risk Management	6 Months Ended
Sep. 30, 2022
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT
20.	FINANCIAL RISK MANAGEMENT

(a)	Fair value

The Company’s maximum exposure to credit risk in the event that counterparties fail to perform their obligations in relation to each class of recognized financial assets is the carrying amounts of those assets as stated in the consolidated statement of financial position. The Company’s credit risk is primarily attributable to its loan receivables, deposits and other receivables, and cash and cash equivalents. In order to minimize credit risk, the directors of the Company have delegated a team to be responsible for the determination of credit limits, credit approvals and other monitoring procedures. In addition, the directors of the Company review the recoverable amount of each individual debt regularly to ensure that adequate impairment losses are recognized for irrecoverable debts. The credit risk on cash and cash equivalents are limited because the counterparties are banks with high credit-ratings assigned by international credit-rating agencies. In this regard, the directors of the Company consider that the Company’s credit risk is significantly reduced.

The Company has no significant concentration of credit risk, with exposure spread over a number of counterparties.

(b)	Foreign currency risk

The Company has minimal exposure to foreign currency risk as most of its business transactions, assets and liabilities are principally denominated in the functional currencies of the Company entities.

As Hong Kong dollar is pegged to United States dollar, the Company considers the risk of movements in exchange rates between Hong Kong dollars and United States dollars to be insignificant.

The Company currently does not have a foreign currency hedging policy in respect of foreign currency transactions, assets and liabilities. The Company will monitor its foreign currency exposure closely and will consider hedging significant foreign currency exposure should the need arise.

(c)	Price risk

Digital assets that the Company deals with in its trading activities are digital assets such as Bitcoin (“BTC”) and Ethereum (“ETH”) which can be traded in a number of public exchanges.

Company’s exposure to price risk arises from digital assets and digital assets payables, which are both measured on fair value basis. In particular, the Company’s operating result may depend upon the market price of BTC and ETH, as well as other digital assets. Digital asset prices have fluctuated significantly from time to time. There is no assurance that digital asset prices will reflect historical trends.

The price risk of digital assets arising from trading of digital assets business is partially offset by remeasurement of digital assets payables representing the obligations to deliver digital assets held by the Company in the customers’ accounts to the customers under the respective trading and lending arrangements with the Company.

(d)	Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability which market participants would take into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these financial statements is determined on such basis.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3, based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

The Company’s policy is to recognize transfers into and transfers out of any of the three levels as of the date of the event or change in circumstances that caused the transfer.

(i)	Disclosures of level in fair value hierarchy:

	Fair value measurements using
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
As of March 31, 2022
Recurring fair value measurements:
Digital assets	-	8,438,027	-	8,438,027

Digital assets payables	-	-	6,200,109	6,200,109

As of September 30, 2022
Recurring fair value measurements:
Digital assets	-	44,505,633	-	44,505,633

Digital assets payables	-	-	37,873, 434	37,873, 434

(ii)	Reconciliation of liabilities measured at fair value based on level 3:

Digital assets payables
US$
As of April 1, 2021	-
Acquired during the period	8,735,145
Settlement by digital assets, for the period	(2,533,106)
Fair value gains recognized in profit or loss (recognized in “revenue - fair value change of proprietary trading digital assets”)	(1,930)
As of March 31, 2022	6,200,109
Acquired during the period	171,899,214
Settlement by digital assets, for the period	(145,494,892)
Fair value gains recognized in profit or loss (recognized in “revenue - fair value change of proprietary trading digital assets”)	5,269,003
As of September 30, 2022	37,873,434

(iii)	Disclosures of valuation process used by the Company and valuation techniques and inputs used in fair value measurements at September 30, 2022 and March 31, 2022:

The directors of the Company are responsible for the fair value measurements of assets and liabilities required for financial reporting purposes, including level 3 fair value measurements.

For level 3 fair value measurements, the Company will normally engage external valuation experts with the recognized professional qualifications and recent experience to perform the valuations.

The Company’s digital assets payables are revalued as at September 30, 2022 by independent professional qualified valuer, who has the recent experience in the categories of digital assets payables being valued.

Level 2 fair value measurements

		Significant observable input		Effect on fair
		As of September 30,	As of March 31,	value for increase of
Description	Valuation techniques and key inputs	2022	2022	inputs
Digital assets	The digital assets are quoted in unit of different cryptocurrencies. Price of the digital assets at level 2 fair value is referenced to quoted price of relevant cryptocurrencies.	Quoted price of different cryptocurrencies	Quoted price of BTC	Increase proportionately

Key unobservable inputs used in level 3 fair value measurements are mainly:

		Significant	Range	Effect on fair value
	Valuation	unobservable	As of March 31,	for increase of
Description	techniques	inputs	2022	inputs

Digital assets payables	Binomial Option Pricing Model	Discount rate	-0.40% to 4.26%	Decrease
	Black-Scholes Pricing Model	Expected volatility	37.56%	Increase

		Significant	Range	Effect on fair value
	Valuation	unobservable	As of September 30,	for increase of
Description	techniques	inputs	2022	inputs

Digital assets payables	Black-Scholes Pricing Model	Expected volatility	59.03% to 61.08%	Increase

Binomial Option Pricing Model is used to valuate certain types of digital asset payables as of March 31, 2022. No such types of digital asset payables occurred as of September 30, 2023.

There were no transfers between levels 2 and 3 for recurring fair value measurements during the period ended September 30, 2022 (March 31, 2022: Nil).

The directors of the Company consider that the carrying amounts of Company’s financial assets, including other receivables and prepayments, loan receivables and cash and cash equivalents, and financial liabilities, including accounts and other payables, approximate their respective fair values due to the relatively short-term maturity of these financial instruments.

The fair values of the Company’s lease liabilities are determined by using the discounted cash flows method using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance risk as at September 30, 2022 and March 31, 2022 was assessed to be insignificant.

(b)	Capital management

The Company’s primary objective when managing capital is to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain or adjust the capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders and issue new shares. The Company’s overall strategy remains unchanged from prior year.

Consistent with others in the industry, the Company monitors capital on the basis of the gearing ratio. This ratio is calculated as total liabilities divided by total assets. The gearing ratio as at September 30, 2022 was 73% (March 31, 2022: 42%).

The business plans of the Company mainly depend on maintaining sufficient funding to meet its expenditure requirements. The Company currently relies on funding from a variety of sources including equity financing.

In response to the above, the Company regularly reviews its major funding positions to ensure that it has adequate financial resources in meeting its financial obligations and relevant regulatory requirements of the Company entities and seek to diversify its funding sources as appropriate.